Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of Related Parties [Abstract]
RELATED PARTIES

NOTE 5 - RELATED PARTIES AND SHAREHOLDERS:

In April 2022 the Company’s CEO, Dr. Yacov Geva, committed to finance the Company's operations for the next 12 months until the end of April 2023 provided and as long as the Company’s CEO continues to be a controlling shareholder and/or the Company cannot be financed externally from any other sources and/or until a sum of $10 million be received by the Company for its operations this year, whichever is earlier.

In exchange, for providing the required security, the Company allotted to the CEO two million shares and two million warrants (cashless) at the exercise price of $1.24 in addition to his ordinary salary and the options which were granted to him.

The total fair value of the shares and the warrants, as measured on issuance date, amounted to $2,480 and $1,845, respectively. The Company recorded these amounts as financial expense the six months period ended June 30, 2022.

See also Note 9B regarding the amended commitment.

NOTE 21 - RELATED PARTIES:

The following transactions arose with related parties:

Transaction	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Short term employee benefits *	1,825	1,182	1,181
Social benefits costs	139	118	158
Share based compensation) Management)	237	1,644	832
Share based compensation) Directors)	127	395	365

*	Represent base salary, bonuses, and car allowance expenses.

Liabilities to related parties:

Name	December 31, 2021	December 31, 2020	December 31, 2019

Key management personnel	77	604	652
Loans from major shareholder	-	272	6,781

In 2018, the Company signed an agreement to receive a short-term loan from its major shareholder (See also note 9).